SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Options Granted
The following tables is a summary of stock option activity for the year ended on December 31, 2023 :

	Year ended December 31
	2023
		Weighted
	Number	Average
	of	Exercise
	Options	Price*
Outstanding at beginning of year	2,553,640	$5.30
Changes during the year:
Granted	-	-
Exercised	(915,145)	5.92
Forfeited	-	-
Expired	-	-
Outstanding at end of year	1,638,495	$4.96
Exercisable at end of year	1,638,495	$4.96

* In U.S. dollars per Ordinary Share

Schedule of Outstanding and Exercisable Options
The following tables summarize information concerning outstanding and exercisable options as of December 31, 2023:

Options outstanding and exercisable
Exercise Prices *	Number of options Outstanding and exercisable at end of year	Weighted average remaining contractual life

$0.28	361,993	0.42
$0.29	203,438	0.42
$3.16	149,948	1.71
$3.75	211,173	2.02
$5.11	70,756	2.26
$7.00	41,000	2.61
$9.85	565,129	3.18
$12.16	28,558	3.35
$21.62	6,500	3.86

* In U.S. dollars per Ordinary Share.

Schedule of Share Based Compensation Expense

	Year ended December 31
	2023	2022	2021
Cost of sales	2,046	1,917	1,108
Research and development expenses	2,652	3,166	1,554
Selling and marketing expenses	17,167	17,302	8,274
General and administrative expenses	1,735	2,067	1,026
	23,600	24,452	11,962

Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Options Granted
The following tables summarize information concerning RSUs as of December 31, 2023 :

	Year ended December 31
	2023
		Weighted
	Number	Average
	of	Grant Date
	RSUs	Fair Value
Outstanding at beginning of year	804,575	45.74
Changes during the year:
Granted	706,560	34.44
Vested	(522,326)	43.33
Forfeited	(52,760)	37.21
Outstanding at end of year *	936,049	39.04

* As of December 31, 2023, 275,249 RSUs were vested and were settled by issuance of respective shares at the beginning of January 2024.